GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET (Details) - USD ($) $ in Thousands		6 Months Ended	11 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Gains on derivative instruments	[1]	$ 0	$ 8,592	$ 0	$ 0
Foreign exchange loss on operations		(464)	(207)	(40)	(35)
Financing arrangement fees and other costs, net		1,102	(2,154)	(202)	(730)
Other		(16)	(165)	(138)	(130)
Other financial items, net		622	(2,526)	(380)	(895)
Interest rate swap
Derivative Instruments, Gain (Loss) [Line Items]
Gains on derivative instruments		0	8,351	0	0
Net interest income on undesignated interest rate swaps		$ 0	$ 241	$ 0	$ 0

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.